SHARE CAPITAL AND RESERVES (Details Narrative) - CAD ($)				1 Months Ended				12 Months Ended
	Jan. 11, 2022	Dec. 13, 2021	Jul. 12, 2021	Oct. 18, 2021	Jul. 16, 2021	Jun. 30, 2021	Aug. 25, 2020	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2021	Jul. 07, 2021
Shares issued on exercise of warrants		7,000,000	1,000,000	1,909,092	2,000,000	1,527,273	1,200,000
Number of Options granted								1,995,700
Gross proceeds										$ 350,000
Proceeds from exercise of warrants		$ 350,000	$ 200,000	$ 95,455	$ 1,000,000	$ 76,364	$ 60,000	$ 296,418
Proceeds from exercise of Options			200,000
Fair value of Options			$ 200,000
Warrant exercise price		$ 0.05	$ 0.20	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Weighted average remaining life of the outstanding options	10 years							9 years 5 months 12 days
Weighted average exercise price exercised								$ 0.20	$ 0
Common stock shares issued											1,000,000
Expected life	10 years
Volatility	350.00%
Dividend yield	0.00%
Risk-free rate	1.71%
Fair value of the stock options granted to equity-settled share-based compensation	$ 399,140
Options fully vested as granted and valued	$ 399,140
Shares issued on exercise of options			1,000,000